Net Restructuring by Type (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net Restructuring by Type
Restructuring, Staff related	€ 367	€ 430	€ 491
thereof [Abstract]
Termination Payments	248	402	432
Retention Acceleration	113	26	54
Social Security	6	2	5
Restructuring, Non Staff related	(6)	17	(7)
Total Net Restructuring Charges	€ 360	€ 447	€ 484